Pay vs Performance Disclosure	12 Months Ended
	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (dollars in thousands)
					Company TSR	Peer Group TSR (5)		Relative TSR vs. Russell 2000 Index (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,359,892	$3,988,330	$2,114,890	$1,498,124	$76.44	$121.26	$(304,710)	(35)%	(~P23)
2022	$5,930,277	$3,742,696	$1,834,495	$1,238,722	$95.06	$89.87	$(286,295)	(13)%	(~P43)
2021	$6,273,391	$(3,096,075)	$2,061,594	$(424,081)	$130.12	$167.11	$30,390	(33)%	(~P25)
2020	$6,192,685	$14,450,419	$1,701,843	$3,441,952	$158.58	$174.29	$147,068	51%	(~P87)

Company Selected Measure Name	6.Relative TSR
Named Executive Officers, Footnote	Amounts represent average total compensation reported in the Summary Compensation Table and average “compensation actually paid” to our named executive officers (excluding our PEO) for the relevant fiscal year, which includes the individuals indicated in the table below for each fiscal year:

Year	Non-PEO NEO's
2023	Julie Zeiler, Glen Weinstein, Russell Campanello, and Faris Habbaba
2022	Julie Zeiler, Glen Weinstein, Jean Jacques Blanc, and Faris Habbaba
2021	Julie Zeiler, Glen Weinstein, Jean Jacques Blanc, and Faris Habbaba
2020	Julie Zeiler, Alison Dean, Glen Weinstein, Tim Saeger, Keith Hartsfield, and Russell Campanello

Peer Group Issuers, Footnote	We used the 2023 peer group used for compensation benchmarking purposes to illustrate the value of initial fixed $100 investment.
As of December 31, 2023, there were sixteen companies in our 2023 peer group used for compensation benchmarking purposes, which are: 3D Systems Corporation, Alarm.com Holdings, Inc., Corsair Gaming, Inc., Dolby Laboratories, Inc., Faro Technologies, Inc., Garmin Ltd., GoPro, Inc., Logitech International S.A., NETGEAR, Inc., Novanta Inc., Plantronics, Inc., Roku, Inc., Sonos, Inc., Trimble Inc., Universal Electronics Inc., and VIZIO Holding Corp. From the prior years peer group, we removed Azenta Inc., and Coherent Corp as the Azenta business model shifted primarily to life science tools and services, and Coherent Corp was acquired by II-VI on July 1st, 2022. Plantronics, Inc. was acquired by HP, Inc. on August 29, 2022 after we had set the 2023 Peer Group. We added Corsair Gaming and Vizio Holding Corp., both of whom focus on high tech products for consumers and meet several of our key criteria discussed in the Compensation Discussion and Analysis. For the prior year’s peer group, the TSR based on the value of an initial fixed $100 on 12/31/2019, is $176.01 in 2020, $173.33 in 2021, $93.83 in 2022, and 126.03 in 2023. The TSR of the 2023 peer group is provided in the table above on page 32.

PEO Total Compensation Amount	$ 6,359,892	$ 5,930,277	$ 6,273,391	$ 6,192,685
PEO Actually Paid Compensation Amount	$ 3,988,330	3,742,696	(3,096,075)	14,450,419
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. The following tables show the adjustments made to our PEO’s total compensation as reported in the Summary Compensation Table to calculate “compensation actually paid” for each fiscal year:
PEO Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Additions to Summary Compensation Table Total	Compensation Actually Paid
2023	$6,359,892	$(7,216,763)	$4,845,201	$3,988,330
2022	$5,930,277	$(5,923,915)	$3,736,334	$3,742,696
2021	$6,273,391	$(12,744,963)	$3,375,498	$(3,096,075)
2020	$6,192,685	$(4,396,024)	$12,653,758	$14,450,419
The table below further details the adjustments made to the PEO’s Summary Compensation Table totals to determine “compensation actually paid” for the PEO:

PEO	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$6,359,892	$5,930,277	$6,273,391	$6,192,685
Deduction for Amounts Reported Under the "Stock Awards" Column in the SCT	$(5,499,992)	$(5,071,127)	$(5,418,537)	$(3,851,977)
Deduction for Amounts Reported Under the "Option Awards" Column in the SCT	$—	$—	$—	$—
Increase in Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$4,845,201	$3,736,334	$1,196,578	$9,919,027
Increase in Fair Value of Awards Granted During Year that Vested During Year	$—	$—	$—	$—
Increase/Decrease in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(1,436,291)	$(708,083)	$(7,326,426)	$2,734,731
Increase/Decrease in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$(280,481)	$(144,705)	$2,178,919	$(544,047)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During the Year	$—	$—	$—	$—
Increase Based Upon Incremental Fair Value of Awards Modified During Year	$—	$—	$—	$—
Increase Based on Dividends or other Earnings Paid During Year Prior to Vesting Date of Award	$—	$—	$—	$—
Total Additions	$4,845,201	$3,736,334	$3,375,498	$12,653,758
Total Deductions	$(7,216,763)	$(5,923,915)	$(12,744,963)	$(4,396,024)
Total Adjustments	$(2,371,562)	$(2,187,581)	$(9,369,466)	$8,257,734
Compensation Actually Paid	$3,988,330	$3,742,696	$(3,096,075)	$14,450,419

Non-PEO NEO Average Total Compensation Amount	$ 2,114,890	1,834,495	2,061,594	1,701,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,498,124	1,238,722	(424,081)	3,441,952
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. Compensation actually paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated in accordance with Item 402(v) of Regulation S-K. The following tables shows the adjustments made to the average Summary Compensation Table totals of our named executive officers (excluding our PEO) as reported in the Summary Compensation Table to calculate “compensation actually paid” for each fiscal year:

Year	Summary Compensation Table Total	Deductions from Summary Compensation Table Total	Additions to Summary Compensation Table Total	Compensation Actually Paid
2023	$2,114,890	$(1,890,979)	$1,274,213	$1,498,124
2022	$1,834,495	$(1,559,090)	$963,316	$1,238,722
2021	$2,061,594	$(3,410,738)	$925,062	$(424,081)
2020	$1,701,843	$(1,005,287)	$2,745,396	$3,441,952
The table below further details the adjustments to determine the average “compensation actually paid” to our named executive officers (excluding our PEO):

Average of Named Executive Officers Excluding the PEO	2023	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$2,114,890	$1,834,495	$2,061,594	$1,701,843
Deduction for Amounts Reported Under the "Stock Awards" Column in the SCT	$(1,582,490)	$(1,277,879)	$(1,551,209)	$(879,042)
Deduction for Amounts Reported Under the "Option Awards" Column in the SCT	$—	$—	$—	$—
Increase in Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	$1,077,505	$963,316	$656,017	$2,263,576
Increase in Fair Value of Awards Granted During Year that Vested During Year	$—	$—	$—	$—
Increase/Decrease in Fair Value from Prior Year-end to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	$(308,489)	$(216,785)	$(1,859,528)	$415,362
Increase/Decrease in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vested During Year	$196,708	$(64,425)	$269,045	$(30,359)
Deduction of Fair Value of Awards Granted Prior to Year that were Forfeited During the Year	$—	$—	$—	$(95,886)
Increase Based Upon Incremental Fair Value of Awards Modified During Year	$—	$—	$—	$66,458
Increase Based on Dividends or other Earnings Paid During Year Prior to Vesting Date of Award	$—	$—	$—	$—
Total Additions	$1,274,213	$963,316	$925,062	$2,745,396
Total Deductions	$(1,890,979)	$(1,559,090)	$(3,410,738)	$(1,005,287)
Total Adjustments	$(616,766)	$(595,773)	$(2,485,675)	$1,740,109
Compensation Actually Paid	$1,498,124	$1,238,722	$(424,081)	$3,441,952

Compensation Actually Paid vs. Total Shareholder Return
We use a mix of performance measures in our annual and long-term incentive programs to align executive pay with Company performance. Our named executive officers’ target total compensation is heavily weighted towards short and long-term performance with performance goals aligned with stockholders’ interest. We believe the Pay Versus
Performance tables show the alignment between compensation actually paid to the named executive officers and the Company’s performance, consistent with our compensation philosophy as described in our CD&A on page 36. Specifically, a large portion of the named executive officers’ potential compensation for 2023 was based on relative TSR against the Index and as such the PEO and non-PEO named executive officers’ “compensation actually paid” each year was generally aligned with our relative TSR performance and increased when our relative TSR performance increased but declined when our relative TSR performance declined. Our revenue and operating income performance over the period also generally align with compensation actually paid.

Compensation Actually Paid vs. Net Income
As shown in the Pay Versus Performance table, the Company’s net income has decreased and the PEO and other named executive officers’ compensation actually paid declined significantly in 2021 from 2020 with some recovery in 2022 and 2023. This is due in large part to the significant emphasis the Company places on equity incentives, which are sensitive to changes in stock price. The Company does not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
We use a mix of performance measures in our annual and long-term incentive programs to align executive pay with Company performance. Our named executive officers’ target total compensation is heavily weighted towards short and long-term performance with performance goals aligned with stockholders’ interest. We believe the Pay Versus
Performance tables show the alignment between compensation actually paid to the named executive officers and the Company’s performance, consistent with our compensation philosophy as described in our CD&A on page 36. Specifically, a large portion of the named executive officers’ potential compensation for 2023 was based on relative TSR against the Index and as such the PEO and non-PEO named executive officers’ “compensation actually paid” each year was generally aligned with our relative TSR performance and increased when our relative TSR performance increased but declined when our relative TSR performance declined. Our revenue and operating income performance over the period also generally align with compensation actually paid.

Total Shareholder Return Vs Peer Group
As outlined in our Compensation Discussion and Analysis on page 32 we do not have any true consumer robotic peer companies that are publicly traded. The pandemic created some volatility within our peer group’s TSR and while our TSR performance was behind the peer group the end of 2020 and 2021, our TSR recovered in 2022 with the announced planned acquisition of iRobot by Amazon in August of 2022, and our TSR fell behind the peer group by the end of 2023 with speculative news at the end of 2023 that the deal with Amazon may be blocked by regulators. This performance generally aligned well with compensation actually paid to our named executive officers.

The table below compares the cumulative four-year total shareholder return of iRobot's common stock with the cumulative total shareholder return of a customized peer group of fifteen companies that includes: 3D Systems Corporation, Alarm.com Holdings, Inc., Corsair Gaming, Inc., Dolby Laboratories, Inc., Faro Technologies, Inc., Garmin Ltd., GoPro, Inc., Logitech International S.A., NETGEAR, Inc., Novanta, Inc., Roku, Inc. , Sonos, Inc. , Trimble Inc., Universal Electronics Inc. and VIZIO Holding Corp. The table assumes that the value of the investment in our common stock, in each index, and in the peer group (including reinvestment of dividends) was $100 on 12/31/2019 and tracks it through 12/31/2023.

	12/19	12/20	12/21	12/22	12/23
iRobot Corporation	100.00	158.58	130.12	95.06	76.44
Peer Group	100.00	174.29	167.11	89.87	121.26

Tabular List, Table

Most Important Performance Measures
•Relative Total Shareholder Return
•Non-GAAP Operating Income loss (1)
•Revenue

Total Shareholder Return Amount	$ 76.44	95.06	130.12	158.58
Peer Group Total Shareholder Return Amount	121.26	89.87	167.11	174.29
Net Income (Loss)	$ (304,710,000)	$ (286,295,000)	$ 30,390,000	$ 147,068,000
Company Selected Measure Amount	(0.35)	(0.13)	(0.33)	0.51
Additional 402(v) Disclosure
When reconciling to GAAP operating income loss, non-GAAP operating income (loss) reflects adjustments for amortization of acquired tangible assets, stock-based compensation, tariff refunds, net merger, acquisition, and divestiture expense (income), and restructuring/other.
To further show the alignment of pay and performance, we have shown our PEO’s realizable pay over the past three years to supplement the Pay Versus Performance table. This shows a similar story to compensation actually paid, where pay has fallen below target when we fall short of compensatory performance goals.

Measure:: 1
Pay vs Performance Disclosure
Name	•Relative Total Shareholder Return
Non-GAAP Measure Description	Relative TSR is defined as the percentage by which our TSR is greater than or less than the Russell 2000 Index. While we consider numerous financial and non-financial performance measures for the purpose of evaluating and determining executive compensation, we consider relative TSR against the Index (which is the primary measure used to determine for the number of PSUs earned for purposes of the 2022 PSU awards) to be the most important performance measure used by the Company to link compensation actually paid to the named executive officers for fiscal year 2023 to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	•Non-GAAP Operating Income loss (1)
Measure:: 3
Pay vs Performance Disclosure
Name	•Revenue
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,371,562)	$ (2,187,581)	$ (9,369,466)	$ 8,257,734
PEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,216,763)	(5,923,915)	(12,744,963)	(4,396,024)
PEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,845,201	3,736,334	3,375,498	12,653,758
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(5,499,992)	(5,071,127)	(5,418,537)	(3,851,977)
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	4,845,201	3,736,334	1,196,578	9,919,027
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,436,291)	(708,083)	(7,326,426)	2,734,731
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(280,481)	(144,705)	2,178,919	(544,047)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Modified During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(616,766)	(595,773)	(2,485,675)	1,740,109
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,890,979)	(1,559,090)	(3,410,738)	(1,005,287)
Non-PEO NEO | Additions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,274,213	963,316	925,062	2,745,396
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,582,490)	(1,277,879)	(1,551,209)	(879,042)
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,077,505	963,316	656,017	2,263,576
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(308,489)	(216,785)	(1,859,528)	415,362
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	196,708	(64,425)	269,045	(30,359)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	(95,886)
Non-PEO NEO | Equity Awards Modified During The Year, Fair Value Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0	66,458
Non-PEO NEO | Equity Awards, Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 0	$ 0	$ 0	$ 0